Subsequent event (Details Textual) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 13, 2015 CNY (¥)	May 03, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Subsequent Event [Line Items]
Repayments of Medium-term Notes	¥ 700,000		¥ 0	$ 0	¥ 1,849,654	¥ 0
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Repayments of Medium-term Notes		¥ 300,000